Warrants and Derivatives (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of Warrants and Derivatives [Abstract]
Summary of Fair values of Liability Classified Warrants and Derivatives Recorded in Warrant Liabilities
The fair values of liability-classified warrants recorded in warrant liabilities on the condensed consolidated balance sheets as of the presented dates were as follows:

(in thousands, except share and per share amounts)	Number of Issuable Shares as of March 31, 2022	Issuance	Maturity	Exercise Price	March 31, 2022	December 31, 2021
Inducement Warrants	—	March 2021	March 2041	$0.01	$—	$5,631
Public Warrants	11,499,960	March 2021	March 2027	$11.50	5,750	—
Private Placement Warrants	7,800,000	March 2021	March 2027	$11.50	3,900	—
FP Combination Warrants	8,291,704	March 2022	March 2027	$10.00	25,966	—

Warrant liabilities	27,591,664				$35,616	$5,631

The fair values of liability-classified warrants and derivatives recorded in warrant liabilities on the consolidated balance sheets as of December 31, 2021 were as follows:

(in thousands, except share amounts)	Number of Issuable Shares	Issuance	Maturity	Fair Value
Inducement Warrants	17,230	March 2021	March 2041	$5,631

Warrant liabilities				$5,631

Summary of Fair values of Liability Classified Warrants and Derivatives Recorded in Accrued Expenses and Other Current Liabilities
The fair values of liability-classified warrants and derivatives recorded in accrued expenses and other current liabilities on the consolidated balance sheets as of the presented dates were as follows:

(in thousands)	March 31, 2022	December 31, 2021
FP Pre-Combination Warrants	$—	$2,546
Pre-Combination Warrants	—	849
FP Combination Warrants	—	27,682
Combination Warrants	—	7,602
FP Combination Equity	—	24,110
Combination Equity	—	5,729

Current warrant and derivative liabilities	$—	$68,518

The fair values of liability-classified warrants and derivatives recorded in accrued expenses and other current liabilities on the consolidated balance sheets as of December 31, 2021 were as follows:

(in thousands)	Fair Value
FP Pre-Combination Warrants	$2,546
Pre-Combination Warrants	849
FP Combination Warrants	27,682
Combination Warrants	7,602
FP Combination Equity	24,110
Combination Equity	5,729

Current warrant and derivative liabilities	$68,518

Summary Of Fair Value Liability Classified Warrants and Derivatives Measured on Recurring Basis Unobservable Input Reconciliation
The changes in fair value of liability-classified warrants and derivatives during the three months ended March 31, 2022 were as follows:

(in thousands)	Current Warrant and Derivative Liabilities	Warrant Liabilities	Total
Beginning balance	$68,518	$5,631	$74,149
Initial recognition from Tailwind Two Merger	—	13,124	13,124
Change in fair value of warrant and derivative liabilities	13,342	(1,489)	11,853
Reclassification of current warrant and derivative liabilities to warrant liabilities	(25,966)	25,966	—
Reclassification of liability-classified warrants and derivatives to equity-classified	(11,007)	—	(11,007)
Net settlement of liability-classified warrants into common stock	—	(7,616)	(7,616)
Issuance of contingently issuable shares	(44,887)	—	(44,887)

Ending balance	$—	$35,616	$35,616

The changes in fair value of liability-classified warrants and derivatives during 2021 were as follows:

(in thousands)	Current Warrant and Derivative Liabilities	Warrant Liabilities	Total
Beginning balance	$—	$—	$—
Initial recognition from discount on debt	14,240	2,519	16,759
Initial recognition from deferred debt commitment costs	42,247	—	42,247
Initial recognition from loss on extinguishment of debt	15,002	1,857	16,859
Change in fair value of warrant and derivative liabilities	(2,971)	1,255	(1,716)

Ending balance	$68,518	$5,631	$74,149